Interest Rate Derivative Instruments	12 Months Ended
Dec. 31, 2014
Derivative [Line Items]
Interest Rate Derivative Instruments

6. Interest Rate Derivative Instruments

The Company entered into interest rate swap agreements with a notional amount of $150 million on February 8, 2012, which were designated as cash flow hedges for hedge accounting, and matured on September 28, 2014. For derivative instruments that are accounted for as hedges, the change in fair value for the effective portions of qualifying hedges is recorded through other comprehensive income (loss). The total amount of unrealized gains recorded in other comprehensive income (loss) for the year ended December 31, 2013 was $0.3 million, with no unrealized gains or losses recorded for the year ended December 31, 2014. Interest expense related to payments on interest rate swaps was $0.5 million for each of the years ended December 31, 2014, 2013 and 2012.
As the interest rate swaps matured in September 2014, there were no amounts outstanding on the consolidated balance sheet relating to interest rate swaps as of December 31, 2014. At December 31, 2013 the value of the interest rate swaps was a liability of $0.5 million. This value was determined using Level 2 inputs within the valuation hierarchy.

Qualitytech, LP [Member]
Derivative [Line Items]
Interest Rate Derivative Instruments

6. Interest Rate Derivative Instruments

The Company entered into interest rate swap agreements with a notional amount of $150 million on February 8, 2012, which were designated as cash flow hedges for hedge accounting, and matured on September 28, 2014. For derivative instruments that are accounted for as hedges, the change in fair value for the effective portions of qualifying hedges is recorded through other comprehensive income (loss). The total amount of unrealized gains recorded in other comprehensive income (loss) for the year ended December 31, 2013 was $0.3 million, with no unrealized gains or losses recorded for the year ended December 31, 2014. Interest expense related to payments on interest rate swaps was $0.5 million for each of the years ended December 31, 2014, 2013 and 2012.
As the interest rate swaps matured in September 2014, there were no amounts outstanding on the consolidated balance sheet relating to interest rate swaps as of December 31, 2014. At December 31, 2013 the value of the interest rate swaps was a liability of $0.5 million. This value was determined using Level 2 inputs within the valuation hierarchy.